Commitment and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Leases
The Company has historically entered into lease arrangements for its facilities and certain equipment. As of December 31, 2019, the Company had one operating lease with required future payments, related to its real estate. In applying the transition guidance under ASU No. 2016-02, Leases (Topic 842) (“ASC 842”), early adopted by the Company effective March 1, 2017, the Company determined the classification of its real estate lease to be operating and recorded a ROU asset and lease liability as of the effective date.
Operating Leases
In March 2017, the Company entered into a lease agreement (the “Lexington Lease”) for its headquarters located in Lexington, Massachusetts. In July and August 2019, the Company entered into the first and second amendment, respectively, to its Lexington Lease to expand the rental space to 10,417 square feet. As required under the term of the lease agreement as collateral for the facility lease, the Company had restricted cash of $0.1 million in the form of a certificate of deposit as of December 31, 2018 and 2019. The Lexington Lease provides for scheduled annual rent increases throughout the lease term and does not include termination or purchase options.
From time to time, leases may include options to renew the lease after the expiration of the initial lease term. A renewal period is included in the lease term only when it is reasonably certain that the Company will exercise such renewal options. As of December 31, 2019, no renewal options existed that the Company believed were reasonably certain of being exercised.
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Company’s operating lease for the years ended December 31, 2018 and 2019 (in thousands):

	FOR THE YEARS ENDED DECEMBER 31,
	2018	2019
Lease cost
Operating lease cost	$215	$278
Variable payments	—	—
Total lease cost	$215	$278
Other information
Operating lease payments	$211	$278
Remaining lease term	4.0 years	2.9 years
Discount rate	8.44%	8.02%

The Lexington Lease does not include any variable payments. As the Lexington Lease does not provide an implicit rate, the Company utilized its incremental borrowing rate based on what it would normally pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments at the commencement date in determining the present value of lease payments. As of December 31, 2018 and 2019, the Company classified its short-term and long-term operating liabilities as short-term and long-term liabilities on the consolidated balance sheet, respectively.
As of December 31, 2019, future discounted lease payments under all lease arrangements accounted for under ASC 842 were as follows (in thousands):

MATURITY OF LEASE LIABILITY
2020	$468
2021	482
2022	498
Total lease payments	1,448
Less: imputed interest	(173)
Total operating lease liabilities	$1,275
Included in the consolidated balance sheet:
Current portion of lease liabilities	$376
Lease liabilities	899
Total operating lease liabilities	$1,275

Short-term Leases
The Company enters into short-term leasing arrangements related to storage of clinical trial materials. The Company did not have any expenses related to these arrangements for the year ended December 31, 2018, and had $1,544 related for the year ended December 31, 2019. As of December 31, 2018 and 2019, the Company classified its short-term operating lease liabilities within accrued expenses and other current liabilities, as the Company has elected the practical expedient whereby it will not recognize leases with terms of 12 months or less on the balance sheet.
Legal Proceedings
The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.
Other
In connection with the Lexington Lease, the Company received a loan from the landlord of $0.2 million related to its tenant improvement allowance, which is recorded as a non-current liability in the Company’s consolidated balance sheets. The Company is required to repay interest only on the loan of 8.0% for the first 18 months of the lease and will then repay the full amount plus interest in installments over the remaining 3.5 year term of the lease, which expires in December 2022. The Company made payments totaling $32,337 related to the loan in 2019.
Future payments under the Company’s loan obligation as of December 31, 2019, are as follows:

2020	$65
2021	65
2022	65
Total payments	$195

Refer to Note 7, License Agreements, for any potential future milestone or royalty payment amounts. These are not currently probable or estimable.